Note F - Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning of year	$ 7,371	$ 7,371	$ 7,801
Acquired goodwill
Impairment	0	0
Finalization of Milton branch sale	(52)
Finalization of Milton acquisition accounting			(430)
End of year	$ 7,319	$ 7,371	$ 7,371